Note 6 - Related Parties	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Related Parties	.

During 2011 and 2010 and the following related party transaction took place. ·

2011: o   There were no transactions in 2011. ·

2010:

o   Mr. Hiebert invoiced the Company $21,721 for consulting services during 2010.  As of December 31, 2010 the total owed by the Company to Mr. Hiebert is $48,762.

o   The Company advanced Mr. Hiebert $21,646 during 2010.  As of December 31, 2010 the total due the Company from Mr. Hiebert is $48,600